UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.5%

Aerospace & Defense-1.8%
20,000	B/E Aerospace, Inc.	$956,700
14,000	Orbital ATK, Inc.	1,219,680
6,100	Raytheon Co.	851,133
		3,027,513

Air Freight & Logistics-1.0%
10,500	FedEx Corp.	1,699,950

Airlines-1.4%
41,600	Delta Air Lines, Inc.	1,612,000
22,000	Japan Airlines Co., Ltd.	689,097
		2,301,097

Auto Components-1.0%
11,500	Delphi Automotive PLC	779,930
201,000	GKN PLC	769,843
		1,549,773

Banks-6.7%
125,000	Banco Bilbao Vizcaya Argentaria SA	730,194
86,000	Bangkok Bank PCL-NVDR	420,988
107,000	Bank of America Corp.	1,550,430
27,000	Citigroup, Inc.	1,182,870
70,000	Citizens Financial Group, Inc.	1,563,100
177,174	FinecoBank Banca Fineco SpA	1,051,808
35,000	Hana Financial Group, Inc.	860,822
86,000	Mitsubishi UFJ Financial Group, Inc.	439,967
193,000	Regions Financial Corp.	1,769,810
10,000	Sumitomo Mitsui Financial Group, Inc.	324,202
23,400	Wells Fargo & Co.	1,122,498
		11,016,689

Beverages-1.2%
15,600	Anheuser-Busch InBev NV-SP ADR	2,019,264

Biotechnology-0.4%
9,000	Gilead Sciences, Inc.	715,230

Capital Markets-3.6%
20,000	Amundi SA (a)	874,165
49,000	Azimut Holding SpA	770,235
55,000	Daiwa Securities Group, Inc.	315,495
15,000	Evercore Partners, Inc.-Class A	760,050
157,000	Fortress Investment Group LLC-Class A	778,720
115,000	Mediobanca SpA	805,491
54,500	OM Asset Management PLC	763,000
13,500	State Street Corp.	888,030
		5,955,186

Chemicals-1.9%
69,000	Clariant AG (b)	1,201,022
15,000	Johnson Matthey PLC	650,343
18,500	Symrise AG	1,303,857
		3,155,222

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Commercial Services & Supplies-0.7%
31,500	ISS A/S	1,214,825

Communications Equipment-2.8%
29,000	Cisco Systems, Inc.	885,370
26,300	Harris Corp.	2,278,106
237,000	Nokia OYJ	1,361,926
		4,525,402

Computers & Peripherals-0.5%
32,000	NetApp, Inc.	843,200

Construction & Engineering-3.1%
47,375	Bouygues SA	1,401,461
932,500	China Railway Construction Corp., Ltd.-Class H	1,117,789
85,163	Ferrovial SA	1,762,855
11,200	Vinci SA	850,092
		5,132,197

Consumer Finance-1.1%
32,000	Discover Financial Services	1,818,880

Diversified Financial Services-0.6%
112,468	Cerved Information Solutions SpA	943,045

Electric Utilities-1.3%
17,000	NextEra Energy, Inc.	2,180,930

Electronic Equipment, Instruments & Components-1.0%
27,000	TE Connectivity, Ltd.	1,627,560

Energy Equipment & Services-0.5%
10,000	Schlumberger, Ltd.	805,200

Food & Staples Retailing-2.0%
27,500	CVS Health Corp.	2,549,800
18,500	Seven & i Holdings Co., Ltd.	780,178
		3,329,978

Food Products-4.0%
76,000	BRF SA-ADR	1,267,680
26,000	Mondelez International, Inc.-Class A	1,143,480
23,500	Nestle SA	1,883,976
47,500	Nomad Foods, Ltd. (b)	420,375
20,500	The Kraft Heinz Co.	1,770,995
		6,486,506

Health Care Equipment & Supplies-1.9%
20,500	Medtronic PLC	1,796,415
10,100	Zimmer Biomet Holdings, Inc.	1,324,514
		3,120,929

Health Care Providers & Services-2.7%
10,100	HCA Holdings, Inc. (b)	779,013
8,600	McKesson Corp.	1,673,216
7,000	UnitedHealth Group, Inc.	1,002,400

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
7,800	Universal Health Services, Inc.-Class B	1,010,334
		4,464,963

Hotels, Restaurants & Leisure-1.4%
36,000	Aramark	1,290,600
16,000	Darden Restaurants, Inc.	984,960
		2,275,560

Household Durables-2.4%
31,000	Lennar Corp.-Class A	1,450,800
22,000	Newell Brands, Inc.	1,154,120
6,900	Whirlpool Corp.	1,327,284
		3,932,204

Household Products-1.2%
68,558	Svenska Cellulosa AB SCA-B Shares	2,039,034

Independent Power and Renewables-2.4%
45,619	Atlantica Yield PLC	919,223
105,500	NRG Yield, Inc.-Class A	1,812,490
51,000	Pattern Energy Group, Inc.	1,242,870
		3,974,583

Industrial Conglomerates-0.4%
58,000	CK Hutchison Holdings, Ltd.	678,800

Insurance-1.7%
8,700	Allianz SE	1,247,923
13,000	Endurance Specialty Holdings, Ltd.	879,190
18,500	The Hartford Financial Services Group, Inc.	737,225
		2,864,338

Internet Software & Services-0.6%
1,200	Alphabet, Inc.-Class C (b)	922,548

IT Services-0.6%
34,000	CSRA, Inc.	915,280

Life Sciences Tools & Services-1.1%
11,000	Thermo Fisher Scientific, Inc.	1,747,240

Machinery-1.7%
894,950	CRRC Corp., Ltd.-Class H	820,155
13,000	Snap-on, Inc.	2,043,210
		2,863,365

Media-2.6%
22,500	CBS Corp.-Class B	1,174,950
15,500	Comcast Corp.-Class A	1,042,375
131,500	ITV PLC	341,106
265,193	NOS SGPS SA	1,776,247
1	UBM PLC	9
		4,334,687

Metals & Mining-0.5%
40,000	Nippon Steel & Sumitomo Metal Corp.	764,443

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Multi-Utilities-2.5%
54,500	CMS Energy Corp.	2,462,310
76,500	Veolia Environnement SA	1,698,567
		4,160,877

Multiline Retail-1.0%
17,500	Dollar General Corp.	1,657,950

Oil, Gas & Consumable Fuels-6.2%
15,000	Anadarko Petroleum Corp.	817,950
46,000	BP PLC-SP ADR	1,582,400
7,600	Chevron Corp.	778,848
34,000	Enbridge, Inc.	1,398,420
9,500	EOG Resources, Inc.	776,150
8,500	Exxon Mobil Corp.	756,075
75,500	Kinder Morgan, Inc.	1,534,915
26,500	Marathon Petroleum Corp.	1,043,835
29,000	SemGroup Corp.-Class A	839,840
8,500	Tesoro Corp.	647,275
		10,175,708

Paper & Forest Products-1.3%
96,000	Stora Enso OYJ-R Shares	871,504
61,000	UPM-Kymmene OYJ	1,256,889
		2,128,393

Personal Products-0.7%
26,000	Unilever NV	1,204,433

Pharmaceuticals-3.6%
40,000	AstraZeneca PLC-SP ADR	1,365,600
21,300	Novartis AG-SP ADR	1,773,438
33,000	Pfizer, Inc.	1,217,370
28,800	Teva Pharmaceutical Industries, Ltd.-SP ADR	1,540,800
		5,897,208

Real Estate Investment Trusts-5.6%
18,000	American Tower Corp.	2,083,860
1,700	LaSalle Logiport REIT (b)	1,777,724
77,500	NorthStar Realty Finance Corp.	1,038,500
646,000	Prologis Property Mexico SA de CV	1,016,373
55,500	The Geo Group, Inc.	1,920,855
113,000	Westfield Corp.	917,138
14,000	Weyerhaeuser Co.	458,080
		9,212,530

Real Estate Management & Development-0.9%
65,000	Mitsui Fudosan Co., Ltd.	1,435,561

Road & Rail-5.5%
721,500	Asciano, Ltd.	5,006,015
5,700	Canadian Pacific Railway, Ltd.	853,746
1,003,819	Cosan Logistica SA (b)	1,411,737
8,500	Kansas City Southern	816,935

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
485,000	Rumo Logistica Operadora Multimodal SA (b)	915,433
		9,003,866

Semiconductors & Semiconductor Equipment-3.3%
48,500	Applied Materials, Inc.	1,275,065
10,700	Broadcom, Ltd.	1,733,186
30,500	Intel Corp.	1,063,230
44,500	SK Hynix, Inc.	1,366,603
		5,438,084

Software-0.6%
16,000	Microsoft Corp.	906,880

Specialty Retail-3.2%
16,100	Dick's Sporting Goods, Inc.	825,769
15,000	Foot Locker, Inc.	894,300
14,600	The Home Depot, Inc.	2,018,304
19,100	TJX Cos., Inc.	1,560,852
		5,299,225

Technology, Hardware, Storage & Peripherals-5.3%
25,000	Apple, Inc.	2,605,250
89,000	EMC Corp.	2,516,920
1,700	Samsung Electronics Co., Ltd.	2,335,669
25,000	Western Digital Corp.	1,187,750
		8,645,589

Textiles, Apparel & Luxury Goods-0.2%
130,007	ANTA Sports Products, Ltd.	289,560

Tobacco-0.6%
24,500	Swedish Match AB	893,590

Wireless Telecommunication Services-1.2%
627,500	Vodafone Group PLC	1,906,332
	Total Common Stocks (Cost $153,848,688)	163,501,407

Principal Amount

Convertible Bonds-0.0% (c)

Household Durables-0.0% (c)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (d)(e)	2,441
	Total Convertible Bonds (Cost $283,909)	2,441

Short-Term Investments-1.1%
1,841,000	State Street Eurodollar Time Deposit, 0.01%	1,841,000
	Total Short-Term Investments (Cost $1,841,000)	1,841,000
Total Investments (Cost $155,973,597) (f) -100.6%		165,344,848
Liabilities in Excess of Other Assets-(0.6)%		(1,004,019)
TOTAL NET ASSETS 100.0%		$164,340,829

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.5% of the Fund’s net assets.

(b) Non-income producing security.

(c) Amount is less than 0.05%.

(d) Represents a zero-coupon bond.

(e) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund's net assets.

(f) See Note 2 for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa' Per Azioni is an Italian shared company.

Alpine Rising Dividend Fund

Schedule of Portfolio Investments
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.4%

Aerospace & Defense-3.0%
25,000	Hexcel Corp.	$1,079,250
12,000	Raytheon Co.	1,674,360
		2,753,610

Air Freight & Logistics-1.4%
8,000	FedEx Corp.	1,295,200

Auto Components-0.7%
16,500	Magna International, Inc.	636,405

Automobiles-1.2%
86,000	Ford Motor Co.	1,088,760

Banks-4.9%
70,000	Bank of America Corp.	1,014,300
58,000	Citizens Financial Group, Inc.	1,295,140
21,000	JPMorgan Chase & Co.	1,343,370
7,000	Signature Bank (a)	841,680
		4,494,490

Beverages-1.0%
8,500	PepsiCo, Inc.	925,820

Biotechnology-3.3%
10,000	Amgen, Inc.	1,720,300
16,000	Gilead Sciences, Inc.	1,271,520
		2,991,820

Capital Markets-2.5%
30,000	Legg Mason, Inc.	1,024,200
25,000	NorthStar Asset Management Group, Inc.	296,500
20,000	Oaktree Capital Group LLC	928,400
		2,249,100

Chemicals-2.1%
5,000	Air Products & Chemicals, Inc.	747,100
11,000	PPG Industries, Inc.	1,151,810
		1,898,910

Commercial Services & Supplies-1.4%
18,500	Deluxe Corp.	1,250,415

Communications Equipment-2.1%
39,000	Juniper Networks, Inc.	884,910
180,000	Nokia OYJ-SP ADR	1,038,600
		1,923,510

Consumer Finance-1.6%
25,000	Discover Financial Services	1,421,000

Diversified Financial Services-1.0%
9,000	CME Group, Inc.	920,160

Diversified Telecommunication Services-2.8%
32,000	AT&T, Inc.	1,385,280

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued
July 31, 2016 (Unaudited)

Shares	Security Description	Value
21,000	Verizon Communications, Inc.	1,163,610
		2,548,890

Electric Utilities-1.5%
5,500	NextEra Energy, Inc.	705,595
9,000	Pinnacle West Capital Corp.	709,830
		1,415,425

Electronic Equipment, Instruments & Components-1.2%
19,000	TE Connectivity, Ltd.	1,145,320

Energy Equipment & Services-1.1%
12,000	Schlumberger, Ltd.	966,240

Food & Staples Retailing-5.5%
6,500	Casey's General Stores, Inc.	868,010
19,000	CVS Health Corp.	1,761,680
50,000	Safeway, Inc. (a)(b)	23,933
31,000	The Kroger Co.	1,059,890
17,000	Walgreens Boots Alliance, Inc.	1,347,250
		5,060,763

Food Products-1.5%
19,000	ConAgra Foods, Inc.	888,440
10,000	Pinnacle Foods, Inc.	502,100
		1,390,540

Health Care Equipment & Supplies-3.7%
22,000	Abbott Laboratories	984,500
6,000	Becton, Dickinson & Co.	1,056,000
10,000	Zimmer Biomet Holdings, Inc.	1,311,400
		3,351,900

Health Care Providers & Services-1.1%
9,000	Aetna, Inc.	1,036,890

Hotels, Restaurants & Leisure-1.5%
27,200	ClubCorp Holdings, Inc.	394,400
43,000	Hilton Worldwide Holdings, Inc.	997,170
		1,391,570

Household Durables-0.8%
9,000	Harman International Industries, Inc.	743,760

Household Products-1.0%
10,500	The Procter & Gamble Co.	898,695

Insurance-2.7%
27,000	MetLife, Inc.	1,153,980
34,000	The Hartford Financial Services Group, Inc.	1,354,900
		2,508,880

Internet Software & Services-2.1%
1,250	Alphabet, Inc.-Class A (a)	989,175

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued
July 31, 2016 (Unaudited)

Shares	Security Description	Value
1,250	Alphabet, Inc.-Class C (a)	960,988
		1,950,163

IT Services-1.4%
48,000	CSRA, Inc.	1,292,160

Machinery-2.1%
15,000	Ingersoll-Rand PLC	993,900
6,000	Snap-on, Inc.	943,020
		1,936,920

Media-4.6%
29,000	CBS Corp.-Class B	1,514,380
31,000	Cinemark Holdings, Inc.	1,165,600
22,300	Comcast Corp.-Class A	1,499,675
		4,179,655

Multi-Utilities-1.1%
11,000	CMS Energy Corp.	496,980
8,000	WEC Energy Group, Inc.	519,280
		1,016,260

Multiline Retail-1.1%
13,000	Target Corp.	979,290

Oil, Gas & Consumable Fuels-5.9%
35,000	BP PLC-SP ADR	1,204,000
16,000	ConocoPhillips	653,120
12,000	Enbridge, Inc.	493,560
14,500	Exxon Mobil Corp.	1,289,775
23,000	Marathon Petroleum Corp.	905,970
11,700	Occidental Petroleum Corp.	874,341
		5,420,766

Pharmaceuticals-7.0%
5,000	Allergan PLC (a)	1,264,750
11,500	Johnson & Johnson	1,440,145
52,000	Pfizer, Inc.	1,918,280
33,000	Teva Pharmaceutical Industries, Ltd.-SP ADR	1,765,500
		6,388,675

Real Estate Investment Trusts-2.5%
3,000	Boston Properties, Inc.	426,390
25,000	Colony Capital, Inc.-Class A	444,500
16,000	Colony Starwood Homes	524,160
15,000	NorthStar Realty Europe Corp.	138,750
3,500	Simon Property Group, Inc.	794,640
		2,328,440

Road & Rail-3.0%
2,700	AMERCO	1,067,877
100,000	Asciano, Ltd.	693,834
35,000	CSX Corp.	991,550
		2,753,261

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Semiconductors & Semiconductor Equipment-4.5%
35,000	Applied Materials, Inc.	920,150
6,000	Broadcom, Ltd.	971,880
28,000	Intel Corp.	976,080
20,000	QUALCOMM, Inc.	1,251,600
		4,119,710

Software-3.2%
26,000	Microsoft Corp.	1,473,680
24,000	Oracle Corp.	984,960
22,000	Symantec Corp.	449,460
		2,908,100

Specialty Retail-3.4%
13,000	Lowe's Cos., Inc.	1,069,640
11,500	TJX Cos., Inc.	939,780
21,000	Williams-Sonoma, Inc.	1,135,680
		3,145,100

Technology, Hardware, Storage & Peripherals-3.9%
23,000	Apple, Inc.	2,396,830
25,000	EMC Corp.	707,000
18,000	NetApp, Inc.	474,300
		3,578,130

Thrifts & Mortgage Finance-1.0%
50,000	EverBank Financial Corp.	898,000
	Total Common Stocks (Cost $76,863,816)	89,202,703

Principal Amount

Short-Term Investments-3.0%
$2,750,000	State Street Eurodollar Time Deposit, 0.01%	2,750,000
	Total Short-Term Investments (Cost $2,750,000)	2,750,000
Total Investments (Cost $79,613,816) (c) -100.4%		91,952,703
Liabilities in Excess of Other Assets-(0.4)%		(352,109)
TOTAL NET ASSETS 100.0%		$91,600,594

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund's net assets.

(c) See Note 2 for the cost of investments for federal tax purposes.

OYJ-Osakeyhtio is the Finnish equivalent of a limited company.

PLC-Public Limited Company

SP ADR-Sponsored American Depositary Receipt

Alpine Financial Services Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.7%

Banks-44.6%
3,500	1st Constitution Bancorp (a)	$43,435
22,000	Bank of America Corp.	318,780
14,981	Bank of Commerce Holdings	98,575
2,000	Bank of the Ozarks, Inc.	71,980
1,500	Bankwell Financial Group, Inc.	33,015
7,000	BNC Bancorp	169,820
8,000	Bryn Mawr Bank Corp.	234,640
5,000	Carolina Trust Bank (a)	29,800
10,000	CenterState Banks, Inc.	166,600
4,000	CIT Group, Inc.	138,240
15,000	Citizens Financial Group, Inc.	334,950
2,000	Citizens First Corp.	30,040
4,000	Comerica, Inc.	180,960
6,500	ConnectOne Bancorp, Inc.	109,915
3,000	CU Bancorp (a)	71,280
5,500	East West Bancorp, Inc.	188,210
9,000	FCB Financial Holdings, Inc.-Class A (a)	314,730
12,000	FinecoBank Banca Fineco SpA	71,239
1,500	First Business Financial Services, Inc.	35,565
9,000	First Merchants Corp.	235,800
4,000	FNB Corp.	47,800
4,500	Great Western Bancorp, Inc.	149,265
8,000	Green Bancorp, Inc. (a)	78,240
2,500	IBERIABANK Corp.	156,175
2,500	Investar Holding Corp.	37,625
2,500	JPMorgan Chase & Co.	159,925
20,000	KeyCorp	234,000
4,000	National Bank Holdings Corp.-Class A	80,120
5,000	Pacific Mercantile Bancorp (a)	34,150
4,500	Pacific Premier Bancorp, Inc. (a)	108,675
2,500	Popular, Inc.	84,225
5,000	Preferred Bank	163,350
9,000	Republic First Bancorp, Inc. (a)	39,510
3,000	SB Financial Group, Inc.	33,630
3,500	Shore Bancshares, Inc.	41,160
3,500	Southern National Bancorp of Virginia, Inc.	46,655
12,000	Sterling Bancorp	202,680
4,500	Stonegate Bank	142,605
3,000	Summit State Bank	41,250
1,600	SVB Financial Group (a)	160,672
6,000	Synovus Financial Corp.	182,640
11,500	TCF Financial Corp.	156,285
15,000	United Community Banks, Inc.	288,600
12,000	Valley National Bancorp	108,840
6,000	Washington Trust Bancorp, Inc.	227,760
5,000	Webster Financial Corp.	179,800
4,500	Western Alliance Bancorp (a)	153,135
6,000	Yadkin Financial Corp.	151,140
6,000	Zions BanCorp.	167,280
		6,534,766

Capital Markets-16.6%
2,000	Affiliated Managers Group, Inc. (a)	293,560
11,000	Ares Capital Corp.	166,540
20,000	BGC Partners, Inc.-Class A	177,400
3,000	Evercore Partners, Inc.-Class A	152,010
10,000	Garrison Capital, Inc.	104,400

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
15,000	KKR & Co. LP	216,600
6,000	Legg Mason, Inc.	204,840
15,000	NorthStar Asset Management Group, Inc.	177,900
16,000	OM Asset Management PLC	224,000
7,500	Oppenheimer Holdings, Inc.-Class A	118,050
10,000	The Blackstone Group LP	268,400
9,000	The Charles Schwab Corp.	255,780
4,500	Virtu Financial, Inc.-Class A	77,400
		2,436,880

Consumer Finance-3.3%
14,000	Ally Financial, Inc.	252,560
4,000	Discover Financial Services	227,360
		479,920

Diversified Financial Services-1.3%
700	Intercontinental Exchange, Inc.	184,940

Insurance-7.9%
4,000	American International Group, Inc.	217,760
4,500	CNA Financial Corp.	143,235
6,000	FNF Group	226,020
5,500	HCI Group, Inc.	165,880
4,500	MetLife, Inc.	192,330
2,500	The Hartford Financial Services Group, Inc.	99,625
3,500	Unum Group	116,935
		1,161,785

Internet Software & Services-0.6%
10,000	Bankrate, Inc. (a)	79,700

IT Services-1.1%
1,000	Fidelity National Information Services, Inc.	79,530
7,000	First Data Corp.-Class A (a)	86,800
		166,330

Real Estate Investment Trusts-6.6%
17,000	Anworth Mortgage Asset Corp.	83,640
4,000	Blackstone Mortgage Trust, Inc.-Class A	116,040
9,000	Colony Capital, Inc.-Class A	160,020
4,000	Colony Starwood Homes	131,040
13,000	Five Oaks Investment Corp.	76,050
8,000	New York REIT, Inc.	76,320
7,000	Owens Realty Mortgage, Inc.	117,040
5,000	PennyMac Mortgage Investment Trust	81,150
5,500	Starwood Property Trust, Inc.	119,900
		961,200

Real Estate Management & Development-2.7%
9,000	Kennedy-Wilson Holdings, Inc.	189,450
6,500	Realogy Holdings Corp. (a)	201,435
		390,885

Technology, Hardware, Storage & Peripherals-0.5%
16,000	CPI Card Group, Inc.	75,520

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Thrifts & Mortgage Finance-12.5%
6,500	Atlantic Coast Financial Corp. (a)	39,000
6,000	BankUnited, Inc.	180,120
8,000	Berkshire Hills Bancorp, Inc.	210,960
13,000	Brookline Bancorp, Inc.	148,070
25,000	Central Federal Corp. (a)	33,250
9,000	EverBank Financial Corp.	161,640
3,000	HopFed Bancorp, Inc.	34,170
30,000	NMI Holdings, Inc.-Class A (a)	188,400
12,500	OceanFirst Financial Corp.	235,750
20,000	PennyMac Financial Services, Inc.-Class A (a)	252,200
2,000	Provident Financial Holdings, Inc.	38,980
9,000	Radian Group, Inc.	116,100
8,000	Riverview Bancorp, Inc.	37,520
6,500	Walker & Dunlop, Inc. (a)	153,855
		1,830,015
	Total Common Stocks (Cost $12,710,758)	14,301,941

Principal Amount

Short-Term Investments-2.4%
$352,000	State Street Eurodollar Time Deposit, 0.01%	352,000
	Total Short-Term Investments (Cost $352,000)	352,000
Total Investments (Cost $13,062,758) (b) -100.1%		14,653,941
Liabilities in Excess of Other Assets-(0.1)%		(8,995)
TOTAL NET ASSETS 100.0%		$14,644,946

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2 for the cost of investments for federal tax purposes.

PLC-Public Limited Company

Alpine Small Cap Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.8%

Aerospace & Defense-3.4%
8,009	HEICO Corp.-Class A	$461,879

Banks-2.8%
12,820	Enterprise Financial Services Corp.	368,703

Biotechnology-2.4%
2,374	Ligand Pharmaceuticals, Inc. (a)	320,205

Building Products-3.8%
7,997	Patrick Industries, Inc. (a)	516,286

Capital Markets-2.3%
17,878	Virtu Financial, Inc.-Class A	307,502

Chemicals-2.4%
48,820	AgroFresh Solutions, Inc. (a)	314,889

Construction & Engineering-4.6%
6,507	Dycom Industries, Inc. (a)	611,983

Construction Materials-2.5%
5,240	U.S. Concrete, Inc. (a)	337,980

Consumer Finance-2.5%
11,978	PRA Group, Inc. (a)	333,707

Electrical Equipment-2.7%
23,776	Babcock & Wilcox Enterprises, Inc. (a)	365,199

Electronic Equipment, Instruments & Components-5.1%
2,486	Littelfuse, Inc.	310,800
5,514	Rogers Corp. (a)	377,378
		688,178

Energy Equipment & Services-1.0%
7,928	Matrix Service Co. (a)	131,367

Food Products-2.5%
38,025	Nomad Foods, Ltd. (a)	336,521

Health Care Equipment & Supplies-2.4%
2,736	ICU Medical, Inc. (a)	319,455

Health Care Providers & Services-2.6%
10,595	National Research Corp.-Class B	350,059

Health Care Technology-2.3%
7,597	Press Ganey Holdings, Inc. (a)	303,272

Hotels, Restaurants & Leisure-2.9%
6,721	Popeyes Louisiana Kitchen, Inc. (a)	384,979

Household Durables-2.4%
3,300	Cavco Industries, Inc. (a)	327,954

Insurance-5.5%
17,025	Greenlight Capital Re, Ltd.-Class A (a)	351,226

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
7,600	Primerica, Inc.	391,476
		742,702

IT Services-3.5%
10,819	Cardtronics PLC-Class A (a)	475,928

Life Sciences Tools & Services-2.7%
8,138	INC Research Holdings, Inc.-Class A (a)	362,222

Machinery-1.0%
3,169	ESCO Technologies, Inc.	134,207

Media-7.3%
17,058	Live Nation Entertainment, Inc. (a)	467,731
10,222	Nexstar Broadcasting Group, Inc.-Class A	516,722
		984,453

Real Estate Investment Trusts-3.8%
25,897	Altisource Residential Corp.	248,611
15,092	Parkway Properties, Inc.	262,148
		510,759

Real Estate Management & Development-3.5%
22,460	Kennedy-Wilson Holdings, Inc.	472,783

Semiconductors & Semiconductor Equipment-2.0%
5,225	Synaptics, Inc. (a)	271,439

Software-9.1%
4,439	Fair Isaac Corp.	562,155
8,598	Fleetmatics Group PLC (a)	369,370
14,232	The Descartes Systems Group, Inc. (a)	287,487
		1,219,012

Specialty Retail-2.2%
3,473	Lithia Motors, Inc., Class A	299,685

Thrifts & Mortgage Finance-5.6%
15,490	Essent Group, Ltd. (a)	371,140
6,934	Meta Financial Group, Inc.	379,221
		750,361
	Total Common Stocks (Cost $12,067,640)	13,003,669

Principal Amount

Short-Term Investments-4.9%
$659,000	State Street Eurodollar Time Deposit, 0.01%	659,000
	Total Short-Term Investments (Cost $659,000)	659,000
Total Investments (Cost $12,726,640) (b) -101.7%		13,662,669
Liabilities in Excess of Other Assets-(1.7)%		(234,948)
TOTAL NET ASSETS 100.0%		$13,427,721

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2 for the cost of investments for federal tax purposes.

PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund are four separate series of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Dynamic Dividend Fund seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital. Alpine Rising Dividend Fund seeks income. Long-term growth of capital is a secondary objective. Alpine Financial Services Fund seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities. Alpine Small Cap Fund seeks capital appreciation. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2016:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$3,027,513	$—	$—	$3,027,513
Air Freight & Logistics	1,699,950	—	—	1,699,950
Airlines	2,301,097	—	—	2,301,097
Auto Components	1,549,773	—	—	1,549,773
Banks	10,595,701	420,988	—	11,016,689
Beverages	2,019,264	—	—	2,019,264
Biotechnology	715,230	—	—	715,230
Capital Markets	5,955,186	—	—	5,955,186
Chemicals	3,155,222	—	—	3,155,222
Commercial Services & Supplies	1,214,825	—	—	1,214,825
Communications Equipment	4,525,402	—	—	4,525,402
Computers & Peripherals	843,200	—	—	843,200
Construction & Engineering	5,132,197	—	—	5,132,197
Consumer Finance	1,818,880	—	—	1,818,880
Diversified Financial Services	943,045	—	—	943,045
Electric Utilities	2,180,930	—	—	2,180,930
Electronic Equipment, Instruments & Components	1,627,560	—	—	1,627,560
Energy Equipment & Services	805,200	—	—	805,200
Food & Staples Retailing	3,329,978	—	—	3,329,978
Food Products	6,486,506	—	—	6,486,506
Health Care Equipment & Supplies	3,120,929	—	—	3,120,929
Health Care Providers & Services	4,464,963	—	—	4,464,963
Hotels, Restaurants & Leisure	2,275,560	—	—	2,275,560
Household Durables	3,932,204	—	—	3,932,204
Household Products	2,039,034	—	—	2,039,034
Independent Power and Renewables	3,974,583	—	—	3,974,583
Industrial Conglomerates	678,800	—	—	678,800
Insurance	2,864,338	—	—	2,864,338
Internet Software & Services	922,548	—	—	922,548
IT Services	915,280	—	—	915,280
Life Sciences Tools & Services	1,747,240	—	—	1,747,240
Machinery	2,863,365	—	—	2,863,365
Media	4,334,687	—	—	4,334,687
Metals & Mining	764,443	—	—	764,443
Multi-Utilities	4,160,877	—	—	4,160,877
Multiline Retail	1,657,950	—	—	1,657,950
Oil, Gas & Consumable Fuels	10,175,708	—	—	10,175,708
Paper & Forest Products	2,128,393	—	—	2,128,393
Personal Products	1,204,433	—	—	1,204,433
Pharmaceuticals	5,897,208	—	—	5,897,208
Real Estate Investment Trusts	9,212,530	—	—	9,212,530
Real Estate Management & Development	1,435,561	—	—	1,435,561
Road & Rail	9,003,866	—	—	9,003,866
Semiconductors & Semiconductor Equipment	5,438,084	—	—	5,438,084
Software	906,880	—	—	906,880
Specialty Retail	5,299,225	—	—	5,299,225
Technology, Hardware, Storage & Peripherals	8,645,589	—	—	8,645,589

Textiles, Apparel & Luxury Goods	289,560	—	—	289,560
Tobacco	893,590	—	—	893,590
Wireless Telecommunication Services	1,906,332	—	—	1,906,332
Convertible Bonds	—	2,441	—	2,441
Short-Term Investments	—	1,841,000	—	1,841,000
Total	$163,080,419	$2,264,429	$—	$165,344,848

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$168,881	$—	$168,881
Total	$—	$168,881	$—	$168,881

	Valuation Inputs
Rising Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$2,753,610	$—	$—	$2,753,610
Air Freight & Logistics	1,295,200	—	—	1,295,200
Auto Components	636,405	—	—	636,405
Automobiles	1,088,760	—	—	1,088,760
Banks	4,494,490	—	—	4,494,490
Beverages	925,820	—	—	925,820
Biotechnology	2,991,820	—	—	2,991,820
Capital Markets	2,249,100	—	—	2,249,100
Chemicals	1,898,910	—	—	1,898,910
Commercial Services & Supplies	1,250,415	—	—	1,250,415
Communications Equipment	1,923,510	—	—	1,923,510
Consumer Finance	1,421,000	—	—	1,421,000
Diversified Financial Services	920,160	—	—	920,160
Diversified Telecommunication Services	2,548,890	—	—	2,548,890
Electric Utilities	1,415,425	—	—	1,415,425
Electronic Equipment, Instruments & Components	1,145,320	—	—	1,145,320
Energy Equipment & Services	966,240	—	—	966,240
Food & Staples Retailing	5,036,830	—	23,933	5,060,763
Food Products	1,390,540	—	—	1,390,540
Health Care Equipment & Supplies	3,351,900	—	—	3,351,900
Health Care Providers & Services	1,036,890	—	—	1,036,890
Hotels, Restaurants & Leisure	1,391,570	—	—	1,391,570
Household Durables	743,760	—	—	743,760
Household Products	898,695	—	—	898,695
Insurance	2,508,880	—	—	2,508,880
Internet Software & Services	1,950,163	—	—	1,950,163
IT Services	1,292,160	—	—	1,292,160
Machinery	1,936,920	—	—	1,936,920
Media	4,179,655	—	—	4,179,655
Multi-Utilities	1,016,260	—	—	1,016,260
Multiline Retail	979,290	—	—	979,290
Oil, Gas & Consumable Fuels	5,420,766	—	—	5,420,766
Pharmaceuticals	6,388,675	—	—	6,388,675
Real Estate Investment Trusts	2,328,440	—	—	2,328,440
Road & Rail	2,753,261	—	—	2,753,261
Semiconductors & Semiconductor Equipment	4,119,710	—	—	4,119,710
Software	2,908,100	—	—	2,908,100
Specialty Retail	3,145,100	—	—	3,145,100
Technology, Hardware, Storage & Peripherals	3,578,130	—	—	3,578,130

Thrifts & Mortgage Finance	898,000	—	—	898,000
Short-Term Investments	—	2,750,000	—	2,750,000
Total	$89,178,770	$2,750,000	$23,933	$91,952,703

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$14,301,941	$—	$—	$14,301,941
Short-Term Investments	—	352,000	—	352,000
Total	$14,301,941	$352,000	$—	$14,653,941

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$13,003,669	$—	$—	$13,003,669
Short-Term Investments	—	659,000	—	659,000
Total	$13,003,669	$659,000	$—	$13,662,669

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rising Dividend Fund
Balance as of October 31, 2015	$23,933
Realized gain (loss)	-
Change in unrealized depreciation	-
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of July 31, 2016	$23,933
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$-

* The Funds recognize transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Dynamic Dividend Fund	$155,973,597	$19,715,227	$(10,343,976)	$9,371,251
Rising Dividend Fund	79,613,816	13,423,790	(1,084,903)	12,338,887

Financial Services Fund	13,062,758	1,872,372	(281,189)	1,591,183
Small Cap Fund	12,726,640	1,993,609	(1,057,580)	936,029

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend Fund, Rising Dividend Fund and Financial Services Fund may invest without limitation in foreign securities. The Small Cap Fund may invest up to 30% of the value of its net assets in foreign securities. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Options:

The Funds may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Funds may also purchase put options on individual securities. The Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Funds’ portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no options contracts held as of July 31, 2016.

Written options transactions for the period ended July 31, 2016 were as follows in the Rising Dividend Fund:

	Number of Contracts	Premiums Received
Written Options, outstanding as of October 31, 2015	240	$14,226
Options written	180	29,518
Options exercised	25	(3,174)
Options expired	(210)	(20,135)
Options bought back	(235)	(20,435)
Written Options, outstanding as of April 30, 2016	-	$-

H. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The Dynamic Dividend Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies.

The following forward currency contracts were held as of July 31, 2016:

Dynamic Dividend Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/16	7,000,000	EUR	$8,038,100	$7,869,219	$168,881
						$7,869,219	$168,881

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 23, 2016

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 23, 2016

*  Print the name and title of each signing officer under his or her signature.